Property and equipment, net	9 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 6. Property and equipment, net

Property and equipment consist of the following:

	September 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
Equipment	$41,815	$28,080
Office furniture	7,070	7,070
	48,885	35,150
Less: accumulated depreciation	(32,375)	(28,799)
Property and equipment, net	$16,510	$6,351

Depreciation expense was $3,576 and $1,264 for the nine months ended September 30, 2022 and September 30, 2021, respectively.